Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign
	Year ended December 31,
	2014	2015	2016
Domestic income/ (loss) (Marshall Islands/ Cayman Islands)	$(161,913)	$219,900	$126,244
Foreign income (January 1, 2016 to April 14, 2016)	499,539	185,742	93,633
(Domestic loss) Cayman Islands	-	-	(97,939)
Foreign income (April 15, 2016 to December 31, 2016)	-	-	394,196
Total income before taxes, excluding impairment loss and gain from repurchases of senior notes	$337,626	$405,642	$516,134

Income tax expense statutory tax rate
	Year Ended December 31,
	2014	2015	2016
Current Tax expense	$77,823	$99,816	$106,315
Deferred Tax expense	-	-	-
Income taxes	$77,823	$99,816	$106,315

Effective tax rate on income / (loss) excluding impairment loss and gain from repurchase of the senior secured notes	23.1%	24.6%	20.6%

Schedule of reconciliation of total tax expense
	Year Ended December 31,
Reconciliation of total tax expense:	2014	2015	2016
Income tax	70,441	94,331	106,315
Taxes on litigation matters subject to statutory rates, including interest and penalties	7,382	5,485	-
Total	$77,823	$99,816	$106,315

Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2015	2016
Deferred tax assets
Losses carried forward	13,197	10,110
Total deferred tax assets	$13,197	$10,110

Less: valuation allowance	(13,197)	(10,110)
Total deferred tax assets, net	$-	$-